Interim Condensed Consolidated Statements of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 6	$ 5,440		$ 10,296			$ 15,742
Balance, shares at Dec. 31, 2020	24,800
Foreign currency translation adjustment			(345)				(345)
Net income for the year				1,801			1,801
Dividend declared to former shareholders				(11,840)			(11,840)
Balance at Dec. 31, 2021	$ 6	5,440	(345)	257			5,358
Balance, shares at Dec. 31, 2021	24,800
Foreign currency translation adjustment			(74)				(74)
Net income for the year				978		50	1,028
Balance at Dec. 31, 2022	$ 6	5,440	(419)	1,235	$ 6,262	50	6,312
Balance, shares at Dec. 31, 2022	24,800
Issue of new shares net of deferred offering costs	$ 2	15,098			15,100		15,100
Issue of new shares net of deferred offering costs, shares	6,040
Foreign currency translation adjustment			206		206		206
Net income for the year				(4,745)	(4,745)	(50)	(4,795)
Balance at Jun. 30, 2023	$ 8	20,538	(213)	(3,510)	16,823		16,823
Balance, shares at Jun. 30, 2023	30,840
Balance at Dec. 31, 2022	$ 6	5,440	(419)	1,235	$ 6,262	50	6,312
Balance, shares at Dec. 31, 2022	24,800
Issue of new shares net of deferred offering costs	$ 2	13,505					$ 13,507
Issue of new shares net of deferred offering costs, shares							6,040
Foreign currency translation adjustment			269				$ 269
Net income for the year				1,789		(50)	1,739
Balance at Dec. 31, 2023	$ 8	18,945	(150)	3,024			21,827
Balance, shares at Dec. 31, 2023	30,840
Foreign currency translation adjustment			(209)				(209)
Net income for the year				77			77
Balance at Jun. 30, 2024	$ 8	$ 18,945	$ (359)	$ 3,101			$ 21,695
Balance, shares at Jun. 30, 2024	30,840